CUSTOMER CONCENTRATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CUSTOMER CONCENTRATIONS
Sales and retailer customer sales

The Company’s end-user customer sales and retailer customer sales for the nine months ended September 30, 2022 and 2021 were as follows:

	2022		2021
End-User Sales	$470,325	51%	$515,203	68%
Retailer Sales	448,191	49%	244,295	32%
	$933,992	100%	$759,498	100%

	2021		2020
End-User Sales	$686,561	72%	$265,563	55%
Retailer Sales	267,120	28%	215,150	45%
	$953,681	100%	$480,713	100%